FINANCIAL ASSETS AND LIABILITIES (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial Assets And Liabilities
Fair Value of the Company's CB	$ 1,912	$ 1,350
Total outstanding amount	$ 353